Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	Xunlei Ltd
Entity Central Index Key	0001510593
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	XNET
Entity Common Stock, Shares Outstanding	330,545,000
Current Fiscal Year End Date	--12-31